FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$10,292	$10,292	$-	$-
Derivative liability	475	475	-	-
Equipment loans	202	174	28	-
Finance lease obligations	2,612	1,620	992	-
Total	$13,581	$12,561	$1,020	$-

Schedule Of Foreign Currency Risk
	December 31, 2024		December 31, 2023
	MXN	CDN	MXN	CDN
Cash	$13,989	$396	$13,338	$70
Due from related parties	2,287	-	4,558	-
Long-term investments	-	1,742	-	1,236
Reclamation bonds	-	6	-	6
Amounts receivable	3,599	24	18,644	26
Accounts payable and accrued liabilities	(65,989)	(46)	(95,662)	(150)
Due to related parties	-	(136)	-	(135)
Finance lease obligations	(2,031)	(549)	(1,129)	(217)
Net exposure	(48,145)	1,437	(60,251)	836
US dollar equivalent	$(2,349)	$998	$(3,567)	$577

Schedule Of Fair Value Of Financial Instruments On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$27,317	$-	$-
Amounts receivable	-	3,350	-
Due from related parties	18	-	-
Long-term investments	1,190	-	57
Total financial assets	$28,525	$3,350	$57

Financial liabilities
Derivative liability	-	-	(475)
Total financial liabilities	$-	$-	$(475)
	Level 1	Level 2	Level 3
Financial assets
Cash	$2,688	$-	$-
Amounts receivable	-	3,303	-
Long-term investments	934	-	-
Total financial assets	$3,622	$3,303	$-